Contents of Significant Accounts - Income Tax - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences for which no deferred income tax assets have been recognized	$ 3,001	$ 4,433
Taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries	$ 21,658	$ 14,904